Schedule of Disaggregation Information of Revenues (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Product Information [Line Items]
Total revenue	$ 4,091,869	$ 31,961,177	$ 34,931,827	$ 32,212,970
Transferred at Point in Time [Member]
Product Information [Line Items]
Total revenue	336,263	2,626,516	6,699,586	3,506,631
Transferred over Time [Member]
Product Information [Line Items]
Total revenue	3,755,606	29,334,661	28,232,241	28,706,339
Service, Other [Member]
Product Information [Line Items]
Total revenue	1,148,789	8,973,079	7,140,076	8,147,473
Subscriptions [Member]
Product Information [Line Items]
Total revenue	1,465,263	11,445,019	11,414,976	12,124,676
Hosting Support and Maintenance Services [Member]
Product Information [Line Items]
Total revenue	555,401	4,338,184	4,186,369	3,304,830
Liquidity Services [Member]
Product Information [Line Items]
Total revenue	336,263	2,626,516	6,699,586	3,220,992
Whitel Label Services [Member]
Product Information [Line Items]
Total revenue	271,697	2,122,198	1,889,188	1,860,221
Subscription Services [Member]
Product Information [Line Items]
Total revenue	$ 314,456	$ 2,456,181	$ 3,601,632	$ 3,554,778